Income taxes - Expiry of tax losses and unused tax credits (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	€ 3,402	€ 3,621
Tax losses carried forward, unrecognized	19,770	19,482
Total tax losses carried forward	23,172	23,103
Tax credits, recognized	324	345
Tax credits, unrecognized	273	344
Total tax credits	597	689
Within 10 years
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	1,356	1,375
Tax losses carried forward, unrecognized	1,022	1,025
Total tax losses carried forward	2,378	2,400
Tax credits, recognized	126	143
Tax credits, unrecognized	254	329
Total tax credits	380	472
Thereafter
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	74	17
Tax losses carried forward, unrecognized	0	0
Total tax losses carried forward	74	17
Tax credits, recognized	45	48
Tax credits, unrecognized	4	1
Total tax credits	49	49
No expiry
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	1,972	2,229
Tax losses carried forward, unrecognized	18,748	18,457
Total tax losses carried forward	20,720	20,686
Tax credits, recognized	153	154
Tax credits, unrecognized	15	14
Total tax credits	€ 168	€ 168